Related Party Disclosures - Summary of Compensation of Key Management Personnel (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Short term employee benefits	¥ 7,833	¥ 7,875	¥ 1,241
Equity-settled share-based payment expenses	30,650	14,269	0
Post employment benefits	518	356	369
Total compensation paid to key management personnel	¥ 39,001	¥ 22,500	¥ 1,610